INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Income Taxes [Line Items]
Income (loss) before income taxes	$ (39,289)	$ (19,919)
Canada
Income Taxes [Line Items]
Income (loss) before income taxes	(22,994)	(24,558)
Luxembourg
Income Taxes [Line Items]
Income (loss) before income taxes	(7,222)	322
India
Income Taxes [Line Items]
Income (loss) before income taxes	1,756	2,721
China [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	706	991
Other [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ (11,535)	$ 605